ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 SweetIM Ltd. [Member]	Aug. 31, 2011 Smilebox Inc. [Member]
Business Acquisition [Line Items]
Cash				$ 2,733	$ 2,100
Restricted cash				10,260
Trade receivables				7,473	87
Other receivables and prepaid expenses				1,253	616
Property and equipment				216	191
Long-term prepaid expenses and other				70	449
Trade payables				(2,318)	(1,268)
Accrued expenses and other liabilities				(5,148)	(1,171)
Payment obligation related to acquisition	(8,773)	(20,317)		(9,958)
Deferred revenues					(622)
Intangible assets				30,756	6,358
Deferred tax liability				(3,786)
Goodwill	37,435	37,435	24,753	12,682	24,753
Total purchase price				$ 44,233	$ 31,493